FAIR VALUE (Details 2) (Convertible Notes [Member], USD $)	9 Months Ended
Jul. 31, 2013
Convertible Notes [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 1,643,541
Issuance of notes	1,238,277
Transfer-out	(1,808,454)
Change in Fair Value of notes	901,716
Ending balance	$ 1,975,080